(Logo)The American Funds Group(R)
The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund
of Maryland

The Tax-Exempt Fund
of Virginia

Semi Annual Report / January 31, 2000

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 funds in The American Funds Group,_ the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R) seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were calculated for A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns with all distributions reinvested for periods ended December 31, 1999 (the most recent calendar quarter), assuming payment of the 3.75% maximum sales charge at the beginning of the stated periods:

              Maryland Fund  Virginia Fund
10 years          +5.66%         +5.64%
5 years           +5.52%         +5.18%
12 months         -6.01%         -6.18%

Sales charges are lower for accounts of $100,000 or more.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. INVESTMENTS IN THE FUNDS ARE SUBJECT TO INTEREST RATE FLUCTUATIONS. ADDITIONALLY, EACH FUND IS MORE SUSCEPTIBLE TO FACTORS ADVERSELY AFFECTING ISSUERS OF ITS STATE'S TAX-EXEMPT SECURITIES THAN A MORE WIDELY DIVERSIFIED MUNICIPAL BOND FUND. INCOME MAY BE SUBJECT TO FEDERAL ALTERNATIVE MINIMUM TAXES. CERTAIN OTHER INCOME, AS WELL AS CAPITAL GAIN DISTRIBUTIONS, MAY BE TAXABLE.

Please see back cover for important information about Class A (existing shares renamed) and Class B shares, which will be offered effective
March 15, 2000.

Fellow Shareholders

As a result of rising interest rates, the six months ended January 31 _ the first half of fiscal 2000 for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia _ were very disappointing for the municipal bond markets.

In its effort to keep inflation at bay as the economy steamed ahead, the Federal Reserve raised the Federal funds rate _ a key driver of short-term interest rates _ in two increments, from 5.0% to 5.5%. In early February, just after the end of the period, the Fed acted again, bumping the rate to 5.75%. Of course, as rates rose, existing bonds paying older, lower rates became less valuable.

The net asset values of the Maryland and Virginia Funds suffered. During the half-year, the share price for the Maryland Fund fell 76 cents, from $15.57 to $14.81. The share price for the Virginia Fund was down 69 cents, from $15.82 to $15.13. Partially offsetting the declines in share values, each Fund paid income dividends totaling 37 cents a share.

If, like most shareholders, you reinvested your dividends your total return was...
                    -2.6% for the Maryland Fund
                    -2.1% for the Virginia Fund

Income returns remained very attractive relative to taxable bonds. The Maryland Fund's six-month tax-free income return of 2.4% with dividends reinvested, or 4.8% on an annualized basis, was the equivalent of 8.5% a year from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 44.1%.

The Virginia Fund's six-month tax-free income return of 2.3%
(with dividends reinvested), or 4.7% on an annualized basis, was the equivalent of 8.2% a year from a taxable investment if you are in the highest combined Federal and state tax bracket of 43.1%.

Portfolio Changes

Inevitably, some investors react to disappointments by selling shares. The Funds' longstanding emphasis on liquidity enables the investment adviser not only to meet the need for extra cash but also to invest at higher yields, bolstering future income flows.

In the Maryland portfolio, a number of higher rated bonds were replaced with lower rated, higher yielding issues. In the Virginia portfolio, sales were from the middle of the quality spectrum and additions at both the top and bottom.

The average life of both portfolios rose by more than a year, to about 10 years. This reflected the fact that when rates are rising, some bond prices are based on actual maturity dates rather than the dates on which they might be "called" (paid off early). The most significant concentrations in both portfolios, however, were pre-refunded bonds, which have relatively short maturities. These rock-solid securities _ bonds that, upon being replaced with new, lower coupon issues, have been escrowed in U.S. Treasury bonds _ represented 14% of assets in the Maryland Fund and 15% of assets in the Virginia Fund as of January 31.

Another significant concentration in the Maryland Fund was single-family housing bonds (13% of assets). Housing bonds typically do well when municipals are under pressure, and this time around was no exception.

In Virginia, another major sector was hospital facility bonds (17% of assets). Hospitals around the nation have been struggling to compete in an environment where managed care providers increasingly call the shots. Many Virginia hospitals have little or no competition in their service areas, so they are less likely to lose business due to decisions by managed care providers.

Insured bonds played a major role in both portfolios, representing 17% of the Maryland Fund's assets and 23% of the Virginia Fund's assets as of January 31. Because credit risks are minimal, changes in prices of insured bonds depend almost entirely on changes in interest rates.

Looking ahead

During the 1990s, the municipal bond sector had two bad calendar years _ 1994 and 1999. The worst year for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia was 1994, when both were down 4.8%. Interestingly, the very next year, 1995, was the best year ever for the two Funds: they were up 16.4% and 15.9%, respectively. Of course, it is impossible to know what might happen this year.

This much we do know: all investments have their ups and downs, but municipal bond funds, historically, have proved to be among the most stable. That is a characteristic many find increasingly comforting in today's volatile financial markets.

Your Fund is managed to keep you ahead of inflation over the long haul. If that goal sounds appropriate, we strongly believe that your Fund is the right place to be. It is worth observing that, despite recent results, the Maryland Fund's average annual compound return since inception on August 14, 1986, has been 5.9%, and for the Virginia Fund, the average annual compound return has been 6.2%. Meanwhile, the cost of living has risen by an average of 3.2% a year.

We look forward to reporting to you again six months from now.

Sincerely,


          (signature)              (signature)
          James H. Lemon, Jr.      Harry J. Lister
          Chairman                 President

March 13, 2000

The Funds' 30-day yields as of February 29, 2000, calculated in accordance with the Securities and Exchange Commission formula, were 4.59% for the Maryland Fund and 4.48% for the Virginia Fund. The Funds' distribution rates as of that date were 5.00% and 4.85%, respectively. The SEC yield reflects income each Fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the Funds' past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ. For the latest yields based on actual distributions, call toll-free 800/325-3590.

The Tax-Exempt Fund of Maryland
January 31, 2000

Quality Diversification:
Moody's/S&P Ratings (best of either)
(a pie chart showing the following distribution)

                    Aaa/AAA                   43.6%
                    Aa/AA                     14.6%
                    A/A                       10.8%
                    Baa/BBB                   11.1%
                    Lower than BBB            14.7%
                    Cash and Equivalents       5.2%


Maturity Diversification<F1>:
(a pie chart showing the following distribution)

                    Under 1 year              05.2%
                    1 to 10 years             53.8%
                    10+ to 20 years           28.7%
                    20+ to 30 years           11.0%
                    30+ years                  1.3%

Average Life<F2>  10.48 years

[FN]

<F1>Securities are included at pre-refunded dates, not maturity dates.

<F2>Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Maryland Fund is 14.16 years.


The Tax-Exempt Fund of Maryland
(graphic: Maryland Map)

Investment Portfolio
January 31, 2000

                                                          Principal
                                                           Amount        Market
Unaudited                                                   (000)         Value

Tax-Exempt Securities Maturing in More than One Year _ 94.83%

College & University Revenue _ .92%
Frederick County, College Revenue Bonds
  (Hood College Project), Series 1990:
    7.05% 2004                                            $   410    $  422,333
    7.05% 2005                                                455       468,686
                                                                        891,019

General Obligations (Local) _ 1.60%
Anne Arundel County, Consolidated Water and
  Sewer, 1993 Refunding Series, 5.30% 2016                    500       468,970
Harford County Consolidated Public
  Improvement Bonds, Series 1992, 5.80% 2010                  100       102,561
Montgomery County, Consolidated Public
  Improvement Bonds, Series 2000 A,
    5.30% 2013                                              1,000       976,310
                                                                      1,547,841

General Obligations (State) _ 4.06%
Maryland General Obligation Bonds,
  State and Local Facilities, Second Series
  Loan of 1999:
    5.00% 2011                                                500       482,445
    5.25% 2012                                              2,000     1,965,000
Commonwealth of Puerto Rico,
  Public Improvement Refunding Bonds,
  Series 1998, 5.00% 2007                                   1,500     1,476,690
                                                                      3,924,135

Hospital & Health Facilities Revenue _ 8.00%
Maryland Health and Higher Educational
  Facilities Authority:
    Good Samaritan Hospital Issue,
      Revenue Bonds, Escrowed to Maturity,
      Series 1993, 5.70% 2009                               1,000     1,021,500
    Howard County, General Hospital Issue,
      Escrowed to Maturity, Series 1993:
        5.50% 2013                                          2,000     1,973,980
        5.50% 2021                                          1,000       952,010
    Suburban Hospital Issue, Revenue
      Refunding Bonds, Series 1993,
      5.125% 2021                                           1,500     1,207,860
Prince George's County (Dimensions Health
  Corporation Issue):
    Hospital Revenue Bonds, Series 1992,
      7.20% 2006                                              215       219,889
    Project and Refunding Revenue Bonds,
      Series 1994, 5.375% 2014                              2,985     2,366,687
                                                                      7,741,926

Housing Finance Authority Revenue _ 12.57%
Maryland Community Development
  Administration, Department of Housing and
  Community Development:
    Residential Revenue Bonds, 1998 Series B, AMT:
      5.00% 2008                                            1,610     1,543,732
      5.00% 2009                                            1,680     1,593,161
    Single-Family Program Bonds, First Series:
      1994  5.80% 2009                                      2,000     2,002,900
      1994  5.70% 2017                                      2,085     2,083,916
      1990  7.60% 2017                                        385       390,667
Montgomery County, Housing Opportunities
  Commission, Single Family Mortgage
  Revenue Bonds Series:
    1998 B, 4.80% 2009                                        600       574,098
    1997 A, 5.50% 2009                                        660       653,763
    1998 B, 4.90% 2010                                        500       476,695
Prince George's County Housing Authority,
  GNMA/FNMA Collateralized Single Family
  Mortgage Bonds, Series:
    1998 A, AMT, 4.65% 2019                                 2,000     1,949,680
    1994 A, AMT, 6.60% 2025                                   830       842,749
Commonwealth of Puerto Rico Housing
  Finance Corporation, Single Family
  Mortgage Revenue Bonds, 1st Portfolio,
  Series 1988 B, 7.65% 2022                                    45        46,237
                                                                     12,157,598

Industrial Development Revenue _ 2.07%
Mayor and City Council of Baltimore,
  Port Facilities Revenue Bonds (Consolidation
  Coal Sales Company Project), Series:
    1984 A, 6.50% 2011                                        500       528,550
    1984 B, 6.50% 2011                                        500       528,550
Puerto Rico Ports Authority, Special Facilities
  Revenue Bonds (American Airlines, Inc.
  Project), Series 1996 A, AMT, 6.25% 2026                  1,000       945,740
                                                                      2,002,840

Insured _ 17.16%
City of Baltimore, Project and Refunding
  Revenue Bonds (Water Projects), Series A,
  FGIC Insured:
    1994, 6.00% 2015                                        1,500     1,549,560
    1994, 5.00% 2024                                        1,220     1,039,013
Calvert County, Economic Development
  Refunding Revenue Bonds (Asbury-Solomons
  Island Facility), Series 1997, MBIA Insured:
    5.00% 2009                                              1,000       975,040
    5.00% 2017                                              1,000       882,470
    5.00% 2027                                              1,000       835,270
Carroll County, Revenue Bonds, EMA
  Obligated Group Issue (Fairhaven and
  Copper Ridge), Series 1999 A, 5.50% 2019                  1,265     1,155,932
City of Frederick, General Improvement Bonds,
  1992 Refunding Series, FGIC Insured,
  6.125% 2008                                                 890       925,289
Maryland Health and Higher Educational
  Facilities Authority:
    Medlantic/Helix Health Issue, Revenue Bonds:
      FSA Insured, Series 1998 B, 5.25% 2011                1,000       976,740
      AMBAC Insured, Series 1998 A, 5.25% 2038             1,500      1,281,390
    Mercy Medical Center Issue Project and
      Refunding Revenue Bonds, Series 1996,
      FSA Insured, 6.50% 2013                               2,000     2,160,440
Prince George's County, Solid Waste
  Management System Revenue Bonds,
  Series 1993, FSA Insured, 6.50% 2007                      2,000     2,117,680
Commonwealth of Puerto Rico, MBIA Insured:
  Electric & Power Authority, Series 1995 Y,
    7.00% 2007                                              1,000     1,119,661
  Public Improvement Bonds of 1987, 6.75% 2006                 25        25,297
Washington Metropolitan Area Transit Authority,
  Gross Revenue Transit Refunding Bonds,
  FGIC Insured, Series 1993, 6.00% 2008                     1,480     1,553,126
                                                                     16,596,908

Life Care Facilities Revenue _ 8.30%
Maryland Health and Higher Educational
  Facilities Authority, Refunding and
  Project Revenue Bonds, Roland Park
  Place Issue, Series 1999:
    5.40% 2011                                              1,000       886,950
    5.45% 2012                                              1,000       876,740
    5.50% 2014                                              1,525     1,333,735
Maryland Health and Higher Educational
  Facilities Authority, First Mortgage Revenue
  Bonds, PUMH of Maryland, Inc. Issue
  (Heron Point of Chestertown), Series 1998 A:
    5.75%, 2019                                             1,500     1,278,495
    5.75%, 2026                                             1,640     1,357,953
Prince George's County, Refunding Revenue
  Bonds, Collington Episcopal Life Care
  Community, Inc., Series 1994 A, 6.00% 2013                2,500     2,290,949
                                                                      8,024,822

Multi-Family Housing _ 5.33%
Montgomery County, Maryland Housing
  Opportunities Commission, Multi-Family
  Revenue Bonds, Series:
    1995 A, 6.10% 2015                                      2,025     2,034,457
    1994 A-2, 7.50% 2024                                    2,000     2,048,740
Prince George's County, Mortgage Revenue
  Bonds (GNMA Collateralized-Langley Gardens
  Apartments Project), Series 1997 A, 5.60% 2017            1,130     1,077,545
                                                                      5,160,742

Pre-Refunded<F1> _ 13.85%
Calvert County, Economic Development
  Revenue Bonds (Asbury-Solomons Island Facility),
  Series 1995, 8.625% 2024 (2005)                           2,300     2,667,609
Frederick County, Public Facilities Bonds,
  Series 1991, B, 6.30% 2011 (2002)                         1,370     1,445,405
Harford County, Consolidated Public Improvement
  Bonds, Series 1992, 5.80% 2010 (2002)                     1,400     1,462,804
Howard County, Metropolitan District Refunding
  Bonds, 1991 Series A, 6.625% 2021 (2001)                    500       517,105
Maryland Health and Higher Educational
  Facilities Authority:
    (Charity Obligated Group-Daughters of
      Charity National Health System),
      Hospital Revenue Bonds,
      Series 1997 D, 4.60% 2026 (2003)<F2>                  1,695     1,685,966
    Memorial Hospital of Cumberland Issue,
      Revenue Refunding Bonds, Series 1992,
      6.50% 2010 (2004)                                       750       794,813
    Suburban Hospital Issue Revenue Bonds,
      Series 1992, 6.50% 2017 (2002)                          500       529,780
    University of Maryland Medical System Issue,
      Revenue Bonds, Series 1991 A, FGIC
      Insured, 6.50% 2021 (2001)                            1,000     1,028,420
Prince George's County, Hospital Revenue Bonds
  (Dimensions Health Corporation Issue),
  Series 1992, 7.20% 2006 (2002)                            1,035     1,112,822
Commonwealth of Puerto Rico, Public
  Improvement Bonds of 1992, MBIA Insured,
  6.50% 2009 (2002)                                         1,000     1,058,380
University of Maryland System Auxiliary Facility
  and Tuition Revenue Bonds, Series 1992 A,
  6.30% 2009 (2001)                                         1,050     1,092,272
                                                                     13,395,376

Resource Recovery _ 6.97%
Maryland Energy Financing Administration,
  Limited Obligation Solid Waste Disposal
  Revenue Bonds (Wheelabrator Water
  Technologies Baltimore L.L.C. Projects),
  1996 Series, AMT, 6.30% 2010                              3,500     3,572,030
Montgomery County, Northeast Maryland
  Waste Disposal Authority, Solid Waste
  Revenue Bonds, Series A, AMT:
    6.00% 2006                                              1,115     1,142,619
    6.00% 2007                                              1,000     1,023,040
    Series 1993, 6.30% 2016                                 1,000     1,009,270
                                                                      6,746,959

Special Obligations _ 6.62%
Montgomery County Revenue Authority,
  Golf Course System Revenue Bonds,
  Series 1996 A, 6.00% 2014                                 2,355     2,200,206
Montgomery County, Special Obligation Bonds
  (Kingsview Village Center Develepment District),
  Series 1999, 6.90% 2021                                   2,410     2,361,029
Virgin Islands Public Finance Authority,
  Revenue and Refunding Bonds (Virgin Islands
  Matching Fund Loan Notes), Series 1998 A:
    5.20% 2009                                              1,000       930,830
    5.20% 2010                                              1,000       912,860
                                                                      6,404,925

Tax Allocation _ 2.02%
  Anne Arundel County, Special Obligation
    Bonds (Arundel Mills Project), Series 1999,
    7.10% 2029                                              2,000     1,955,700

Tax Assessment Bonds _ 2.19%
Prince George's County, Special Obligation
  Bonds (Woodview Village Infrastructure
  Improvements), Series 1997 A, 8.00% 2026                  1,970     2,119,581

Turnpikes & Toll Roads Revenue _ 1.07%
Maryland Transportation Authority Facilities
  Project, Transportation Facilities Projects
  Revenue Bonds, Series 1992, 5.80% 2006                    1,000     1,039,240

Water & Sewer Revenue _ 2.10%
Maryland Water Quality Financing Administration,
  Revolving Loan Fund Revenue Bonds, Series
  1991 B, 0% 2005                                             700       521,570
Washington Suburban Sanitary District,
  Refunding Bonds, Series 1997, 5.75% 2017                  1,510     1,507,403
                                                                      2,028,973
                                                                     91,738,585

Tax-Exempt Securities Maturing in One Year or Less _ 3.51

Industrial Development Revenue _ 1.96%
Montgomery County, Variable Rate Economic
  Development Revenue Bonds (The Institute
  for Genomic Research, Inc. Facility),
  Series 1999, 3.30% 2009<F3>                               1,900     1,900,000
Life Care Facilities Revenue _ 1.03%
Baltimore County, Revenue Bonds (Oak Crest
  Village, Inc. Project), Series 1999 A, 3.25% 2029<F3>     1,000     1,000,000
Pre-Refunded1 _ .52%
Commonwealth of Puerto Rico, Housing Bank
  and Finance Agency, Single Family Mortgage
  Revenue Bonds, Homeownership 5th Portfolio,
  Series 1986, 7.50% 2015 (2000)                              495       500,544
                                                                      3,400,544

TOTAL TAX-EXEMPT SECURITIES
  (cost: $96,914,000)                                                95,139,129
Excess of cash and receivables over payables                          1,604,902
NET ASSETS                                                          $96,744,031

[FN]

<F1>Parenthetical year represents date of pre-refunding.

<F2>Valued in the market on the basis of its effective maturity (shown in parentheses) _ that is, the date at which the investor must put the security to the issuer for redemption.

<F3>Coupon rate changes periodically.


See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
(graphic: Map of Maryland)

Financial Statements

Statement of Assets and Liabilities
January 31, 2000
Unaudited                                                (dollars in thousands)

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $93,517)                                                   $91,739
    Maturing in one year or less
      (cost: $3,397)                                                      3,400
  Cash                                                                    1,872
  Receivables for _
    Sales of Fund's shares                                  $     44
    Interest                                                   1,003      1,047
                                                                         98,058

Liabilities:
  Payables for _
    Purchases of investments                                     986
    Repurchases of Fund's shares                                 106
    Dividends                                                    138
    Adviser and management services                               36
    Other expenses                                                48      1,314

Net Assets at January 31, 2000 _
  Equivalent to $14.81 per share on 6,530,186
  shares of beneficial interest issued and
  outstanding (unlimited shares authorized)                             $96,744

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
(graphic: Map of Maryland)

Statement of Operations
For the six months ended January 31, 2000
Unaudited                                                (dollars in thousands)

Investment Income:
  Income:
    Interest on tax-exempt securities                                    $2,925
  Expenses:
    Investment adviser fee                                  $    125
    Business management fee                                      100
    Distribution expenses                                        130
    Transfer agent fee                                            26
    Reports to shareholders                                       11
    Registration statement and prospectus                          5
    Postage, stationery and supplies                               4
    Trustees' fees                                                 3
    Auditing and legal fees                                        8
    Custodian fee                                                  3        415
  Net investment income                                                   2,510
Realized Loss and Unrealized Appreciation
(Depreciation) on Investments:
  Net realized loss                                                       (200)
  Net unrealized appreciation (depreciation)
    on investments:
    Beginning of period                                        3,121
    End of period                                            (1,775)
      Change in unrealized appreciation
        (depreciation) on investments                                   (4,896)
  Net realized loss and change in unrealized
    appreciation (depreciation) on investments                          (5,096)
Net Decrease in Net Assets Resulting
from Operations                                                        $(2,586)

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
(graphic: Map of Maryland)

Statement of Changes in Net Assets
                                              Six months ended      Year ended
(dollars in thousands)                      January 31, 2000<F1>   July 31, 1999

Operations:
  Net investment income                          $   2,510           $    4,981
  Net realized gain (loss) on investments            (200)                   11
  Change in unrealized appreciation
    (depreciation) on investments                  (4,896)              (2,767)
    Net increase (decrease) in net assets
      resulting from operations                    (2,586)                2,225

Dividends and Distributions Paid
to Shareholders:
  Dividend paid from net investment
    income                                         (2,510)              (4,983)
  Distribution paid from net realized
    gain on investments                                 _                (623)
    Total dividends and distributions              (2,510)              (5,606)

Capital Share Transactions:
  Proceeds from shares sold: 651,768
    and 1,410,162 shares, respectively               9,856               22,658
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    102,977 and 230,443 shares, respectively         1,559                3,694
  Cost of shares repurchased: 1,316,175
    and 874,913 shares, respectively              (19,959)             (14,037)
    Net increase (decrease) in net assets
      resulting from capital share
      transactions                                 (8,544)               12,315

Total Increase (Decrease) in Net Assets           (13,640)                8,934
Net Assets:
  Beginning of period                              110,384              101,450
  End of period                                   $ 96,744             $110,384

[FN]
<F1>Unaudited

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
(graphic: Map of Maryland)

Per-Share Data and Ratios

                                  Six months
                                    ended           Year ended July 31
                                1/31/2000<F1>1999   1998   1997    1996  1995
Net Asset Value,
 Beginning of Period                $15.57   $16.04 $16.02 $15.39 $15.29 $15.00

Income from Investment
Operations:
 Net investment income                 .37      .74    .78    .79    .80    .80
 Net gains (losses) on
  securities (both realized
  and unrealized)                    (.76)    (.37)    .14    .63    .10    .29
  Total from investment
   operations                        (.39)      .37    .92   1.42    .90   1.09

Less Distributions:
 Dividends (from net
  investment income)                 (.37)    (.74)  (.78)  (.79)  (.80)  (.80)
 Distributions (from
  capital gains)                        _    (.10)  (.12)     _     _     _
  Total distributions                (.37)    (.84)  (.90)  (.79)  (.80)  (.80)
Net Asset Value,
 End of Period                      $14.81   $15.57 $16.04 $16.02 $15.39 $15.29

Total Return<F2>               (2.55)%<F3>    2.28%  5.89%  9.52%  5.95%  7.58%

Ratios/Supplemental Data:
 Net assets, end of
  period (in millions)                 $97     $110   $101    $87    $80    $75
 Ratio of expenses to
  average net assets              .40%<F3>     .78%   .79%   .82%   .81%   .78%
 Ratio of net income to
  average net assets             2.42%<F3>    4.63%  4.84%  5.08%  5.14%  5.38%
 Portfolio turnover rate         6.74%<F3>   11.38% 10.30% 15.27% 16.01% 20.91%


[FN]
<F1>Unaudited
<F2>Excludes sales charge.
<F3>Based on operations for the period shown and, accordingly, not representative of  a full year.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
January 31, 2000

Quality Diversification:
Moody's/S&P Ratings (best of either)
(a pie chart showing the following distribution)

                    Aaa/AAA                   42.0%
                    Aa/AA                     26.6%
                    A/A                        6.2%
                    Baa/BBB                    4.0%
                    Lower than BBB            12.0%
                    Cash and   Equivalents     9.2%


Maturity Diversification<F1>:
(a pie chart showing the following distribution)

                    Under 1 year               9.2%
                    1 to 10 years             48.6%
                    10+ to 20 years           33.8%
                    20+ to 30 years            8.4%


Average Life<F2>  9.70 years

[FN]

<F1>Securities are included at pre-refunded dates, not maturity dates.

<F2>Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average maturity of the Virginia Fund is 12.12 years.


The Tax-Exempt Fund of Virginia
(graphic: Map of Virginia)

Investment Portfolio
January 31, 2000

                                                          Principal
                                                           Amount        Market
Unaudited                                                   (000)         Value

Tax-Exempt Securities Maturing in More than One Year _ 90.80%
Airports _ 1.33%
Metropolitan Washington Airports Authority,
  Airport System Revenue and Refunding Bonds,
  Series 1998 B AMT, 5.50% 2007                            $1,500$    1,508,730

College & University Revenue _ .88%
Virginia Polytechnic Institute and State
  University, University Services System
  and General Revenue Pledge Bonds,
  Series 1996 C, 5.35% 2009                                 1,000       997,380

General Obligations (Local) _ 6.30%
Arlington County:
  Public Improvement Bonds, Series 1996,
    6.00% 2011                                              1,000     1,053,320
  Refunding Bonds, Series 1993, 6.00% 2012                  1,000     1,050,210
Chesapeake:
  Public Improvement Bonds, Series 1992,
    6.00% 2006                                                800       835,360
  Refunding Bonds, Series 1993, 5.40% 2008                  1,000     1,015,010
Hampton Public Improvement Refunding Bonds,
  Series 2000, 5.25% 2011                                   1,000       980,780
Leesburg Refunding Bonds, Series 1993,
  5.60% 2008                                                1,195     1,211,622
Lynchburg Public Improvement Refunding Bonds,
  Series 1993, 5.25% 2009                                   1,000       997,260
                                                                      7,143,562

Hospital & Health Facilities Revenue _ 13.13%
Industrial Development Authority of the Town
  of Abingdon, Hospital Facility Revenue and
  Refunding Bonds (Johnston Memorial
  Hospital), Series 1998:
    5.00% 2008                                              1,015       957,927
    5.00% 2009                                              1,020       948,416
Fairfax County:
  Industrial Development Authority,
    Health Care Revenue Refunding Bonds
    (INOVA Health System Project),
    Series 1998 A, 5.00% 2011                               1,500     1,386,345
  Industrial Development Authority,
    Hospital Revenue Refunding Bonds
    (INOVA Health Systems Hospital Project),
    Series 1993 A:
      5.00% 2007                                              750$      727,770
      5.25% 2019                                            2,500     2,247,400
      5.00% 2023                                              500       418,895
Industrial Development Authority of Halifax
  County, Hospital Refunding Revenue Bonds
  (Halifax Regional Hospital, Inc.), Series 1998:
    4.65% 2007                                                600       547,536
    4.80% 2009                                              1,000       893,580
Industrial Development Authority of Henry
  County, Hospital Revenue Bonds (Memorial
  Hospital of Martinsville and Henry County),
  Series 1997, 6.00% 2017                                   1,000       974,570
Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds:
    (Daughters of Charity National Health
      System-DePaul Medical Center), Escrowed
      to Maturity, Series 1992 A:
        6.20% 2002                                          1,700     1,732,147
        6.50% 2007                                          1,000     1,062,620
    (Sentara Hospitals-Norfolk Project),
      Series 1994 A, 5.00% 2020                             1,000       835,810
Peninsula Ports Authority, Health System
  Revenue and Refunding Bonds (Riverside
  Health System Project), Series:
    1992 A, 5.00% 2008                                      1,200     1,132,524
    1998, 5.00% 2009                                        1,100     1,022,802
                                                                     14,888,342

Housing Finance Authority Revenue _1.85%
Commonwealth of Puerto Rico Housing Finance
  Corporation, Single Family Mortgage Revenue
  Bonds, 1st Portfolio, Series 1988 B, 7.65% 2022              55        56,511
Virginia Housing Development Authority,
  Commonwealth Mortgage Bonds, Series:
    1994 H, Sub-Series H-1, 6.10% 2003                        500       505,640
    1998 E, Sub-Series E-1, 4.50% 2005                      1,190     1,150,218
    1992 A, 7.10% 2022                                        380       386,042
                                                                      2,098,411

Industrial Development Revenue _ 2.37%
Industrial Development Authority of the County
  of Henrico, Solid Waste Disposal Revenue Bonds
  (Browning-Ferris Industries of South Atlantic,
  Inc. Project), Series 1996 A AMT:
    5.30% 2011                                             $1,000       914,240
    5.45% 2014                                              1,000       834,570
Puerto Rico Ports Authority, Special Facilities
  Revenue Bonds (American Airlines, Inc. Project),
  Series 1996 A, 6.25% 2026                                 1,000       945,740
                                                                      2,694,550

Insured _ 22.69%
Industrial Development Authority of Arlington
  County, Resource Recovery Revenue Bonds
  (Alexandria/Arlington Waste-to-Energy
  Facility), Ogden Martin Systems of
  Alexandria/Arlington, Inc. Project,
  Series 1998 B, FSA Insured AMT, 5.375% 2012               3,000     2,852,850
Industrial Development Authority of Augusta
  County, Hospital Refunding Revenue Bonds
  (Augusta Health Care, Inc.), AMBAC Insured,
  Series 1998, 5.00% 2005                                   1,000       990,610
Chesapeake Certificates of Participation,
  MBIA Insured, Series 1993, 5.40% 2005                     1,000     1,016,600
Industrial Development Authority of Danville,
  Hospital Revenue Bonds (Danville Regional
  Medical Center), Series 1998, AMBAC Insured:
    5.25% 2012                                              1,995     1,917,235
    5.25% 2013                                              2,000     1,899,720
Industrial Development Authority of Fairfax
  County, Hospital Revenue Refunding Bonds
  (INOVA Health System Hospitals Project),
  Series 1993 A, FSA Insured, 5.25% 2019                    1,000       907,410
Fairfax County Redevelopment and Housing
  Authority, Multifamily Housing Revenue
  Bonds (Grand View Apartments Project),
  Series 1998 A, FHA Insured, 5.05% 2010                    1,000       946,150
Industrial Development Authority of the County
  of Hanover, Hospital Revenue Bonds (Memorial
  Regional Medical Center Project at Hanover
  Medical Park), Series 1995, MBIA Insured:
    6.50% 2010                                              1,375     1,490,129
    6.375% 2018                                             1,000     1,036,910
Loudoun County:
  Industrial Development Authority, Hospital
    Revenue Bonds, FSA Insured, 6.00% 2005                  1,000     1,036,200
  Sanitation Authority, Water and Sewer System
    Revenue Bonds, FGIC Insured, Series 1992,
    6.25% 2010                                              1,000     1,042,350
Industrial Development Authority of the City
  of Norfolk, Health Care Revenue Bonds
  (Bon Secours Health System), Series 1997,
  MBIA Insured, 5.00% 2007                                  1,250     1,219,713
Northern Virginia Transportation District
  Commission, (Virginia Railway Express Project)
  Commuter Rail:
    Revenue Bonds, Series 1997,
      MBIA Insured, 5.20% 2013                              1,000       948,110
    Revenue Refunding Bonds,
      Series 1998, FSA Insured, 5.375% 2014                 1,000       958,340
Pamunkey Regional Jail Authority, Jail Facility Revenue
   Bonds, Series 1996, MBIA Insured, 5.70% 2010             1,000     1,016,310
Richmond Metropolitan Authority, Expressway
  Revenue and Refunding Bonds, FGIC Insured,
  Series 1998, 5.25% 2012                                   1,000       972,810
Southeastern Public Service Authority,
  Senior Revenue Refunding Bonds,
  Series 1998, AMBAC Insured, 5.00% 2015                    3,000     2,721,870
City of Virginia Beach Development Authority,
  Hospital Revenue Bonds (Virginia Beach
  General Hospital Project), Series 1993,
  AMBAC Insured, 6.00% 2011                                 1,000     1,040,510
Metropolitan Washington Airports Authority,
  Airport System Revenue and Refunding Bonds,
  MBIA Insured, AMT Series:
    1998 B, 5.25% 2010                                      1,000       967,810
    1992 A, 6.625% 2019                                       750       761,512
                                                                     25,743,149

Lease Revenue (State) _ .85%
Virginia Public Building Authority, Public
  Facilities Revenue Bonds, Series 1998 B,
  5.00% 2010                                                1,000       960,130

Life Care Facilities Revenue _ 4.30%
Fairfax County Economic Development Authority,
  Retirement Community Revenue Bonds
  (Greenspring Village, Inc. Facility), Series 1999 A:
    6.75% 2012                                              1,000       939,210
    7.50% 2029                                              2,500     2,353,225
Industrial Development Authority of the County
  of James City, Residential Care Facility First
  Mortgage Revenue Bonds (Williamsburg
  Landing, Inc.), Series 1996 A, 6.625% 2019                1,650
                                                                      1,583,588
                                                                      4,876,023

Multi-Family Housing _ 5.09%
Virginia Housing Development Authority,
Multi-Family Housing Bonds, Series:
  1995 H, 5.45% 2005                                        1,255     1,257,322
  1998 I-AMT, 4.60% 2009                                    1,320     1,205,582
  1998 I-AMT, 4.70% 2010                                    1,240     1,127,656
  1997 B-AMT, 5.80% 2010                                    1,185     1,189,005
  1996 B, 5.95% 2016                                        1,000       992,700
                                                                      5,772,265

Pre-Refunded<F1> _ 14.92%
Danville Industrial Development Authority,
  Hospital Revenue Bonds, Danville Regional
  Medical Center, Series 1994, FGIC Insured,
  6.00% 2007 (2004)                                         1,000     1,051,370
Fairfax County Industrial Development Authority,
  Hospital Revenue Bonds (Fairfax Hospital
  System Project), INOVA Health Systems,
  Series 1991 C, 6.801% 2023 (2001)                         1,000     1,055,630
Newport News General Obligation, Water Bonds,
  Series A 1992, 6.125% 2009 (2002)                         1,170     1,224,592
Norfolk:
  Capital Improvement and Refunding Bonds,
    Series 1992 A, 6.00% 2011 (2001)                          500       518,645
  Industrial Development Authority, Hospital
    Revenue Bonds (Children's Hospital
    of the King's Daughters Obligated
    Group), Series 1991, AMBAC Insured,
    7.00% 2011 (2001)                                         400       420,832
Peninsula Ports Authority:
  Health Care Facilities Revenue and Refunding
    Bonds (Mary Immaculate Project),
    1994 Series, 6.875% 2010 (2004)                         1,900     2,078,771
  Health System Revenue and Refunding Bonds
    (Riverside Health System Project),
    Series 1992 A, 6.625% 2010 (2002)                       1,300     1,378,338
Prince William County Service Authority,
  Water and Sewer System Revenue Bonds,
  Series 1991, FGIC Insured, 6.50% 2021 (2001)                680       711,919
Roanoke:
  Public Improvement and Refunding Bonds,
    Series 1992 B:
      6.375% 2009 (2001)                                      250$      261,620
      6.40% 2011 (2001)                                       500       525,760
  Valley Resource Authority, Solid Waste
    System Revenue Bonds, Series 1992,
    5.75% 2012 (2002)                                       1,500     1,562,115
  Water System Revenue Bonds, Series 1991,
    FGIC Insured, 6.50% 2021 (2001)                           750       785,205
Upper Occoquan Sewage Authority, Regional
  Sewerage System Revenue Bonds, Series 1991,
  MBIA Insured, 6.00% 2021 (2001)                             700       714,945
Virginia Beach, Virginia Development Authority
  (Sentara Bayside Hospital), 6.60% 2009 (2001)             1,000     1,052,820
Virginia College Building Authority Educational
  Facilities Revenue Bonds (Marymount University
  Project), Series 1992, 6.875% 2007 (2002)                 1,650     1,743,374
Virginia Public Building Authority, State
  Building Revenue Bonds, Series 1991 A,
  6.50% 2011 (2001)                                         1,750     1,834,473
                                                                     16,920,409

Pollution Control _ 1.48%
Industrial Development Authority of the County
  of Charles City, Solid Waste Disposal Facility
  Revenue Refunding Bonds, (USA Waste of
  Virginia, Inc. Project), Series 1999,
  4.875% 2009                                               2,000     1,681,740

Special Obligations _ 1.68%
Virgin Islands Public Finance Authority, Revenue
  and Refunding Bonds (Virgin Islands Matching
  Fund Loan Notes), Series:
    1998 C, 5.50% 2007                                      1,000       976,430
    1998 A, 5.20% 2009                                      1,000       930,830
                                                                      1,907,260

State Appropriation _ 1.39%
Big Stone Gap, Redevelopment and Housing
  Authority, Commonwealth of Virginia
  Correctional Facility Lease Revenue Bonds
  (Wallens Ridge Development Project),
  Series 1995, 5.25% 2010                                   1,600     1,573,808

State Authority _ 3.83%
Virginia Public School Authority, School
  Financing Bonds:
    (1997 Resolution), Series 1998 A, 5.25% 2007           $2,000 $   2,016,640
    (1991 Resolution), Series 1994 A, 6.20% 2014            1,500     1,548,060
Virginia Resources Authority, Water System
  Refunding Revenue Bonds, Series 1992 A,
  6.45% 2013                                                  750       783,983
                                                                      4,348,683

Tax Assessment Bonds _ 6.20%
Dulles Town Center, Community Development
  Authority (Loudoun County), Special Assessment
  Bonds (Dulles Town Center Project), Series 1998,
  6.25% 2026                                                2,000     1,846,960
Heritage Hunt Commercial Community  Development
Authority (Prince William County),
  Special Assesment Bonds, Series:
    1999 A, 6.85% 2019                                      2,500     2,443,925
    1999 B, 7.00% 2029                                        500       484,005
Virginia Gateway, Community Development
  Authority (Prince William County), Special
  Assessment Bonds, Series 1999, 6.25% 2026                 2,500     2,253,100
                                                                      7,027,990

Water & Sewer Revenue _ 2.51%
Chesterfield County Water and Sewer Revenue
  Refunding Bonds, Series 1992, 6.375% 2009                 1,250     1,318,563
City of Richmond, Public Utility Revenue
  and Refunding Bonds, Series 1998 A,
  5.25% 2009                                                1,500     1,476,315
Virginia Resources Authority, Water and
  Sewer System Revenue Bonds (Pooled
  Loan Program), Series 1986 A, 7.50% 2017                     50        50,357
                                                                      2,845,235
                                                                    102,987,667

Tax-Exempt Securities Maturing in One Year or Less _ 8.70%
College & University Revenue _ .44%
Economic Development Authority of Henrico
  County, Variable Rate Educational Facilities
  Revenue Bonds (The Steward School),
  Series 1999, 3.25% 2029<F2>                                 500       500,000

Hospital & Health Facilities Revenue _ 4.28%
Industrial Development Authority of the City
  of Roanoke, Hospital Revenue Bonds (Carilion
  Health System Obligated Group), Series<F2>:
    1997 A, 3.65% 2027                                    $1,650 $    1,650,000
    1997 B, 3.65% 2027                                      1,300     1,300,000
The Hospital Authority of the City of Petersburg,
  Variable Rate Hospital Facility Bonds (Southside
  Regional Medical Center), Series 1997, 5.05% 2017<F2>     1,900     1,900,000
                                                                      4,850,000

Life Care Facilities Revenue  _ 1.23%
Industrial Development Authority of the City of
  Waynesboro, Variable Rate Residential Care
  Facilities Revenue Bonds (Sunnyside Presbyterian
  Home), Series 1997, 3.65% 2028<F2>                        1,400     1,400,000

Pre-Refunded1 _ 2.75%
Fairfax County Economic Development Authority,
  Parking Revenue Bonds (Huntington Metrorail
  Station Project), Series 1990 A, 6.75% 2015 (2000)          500       517,860
Henry County Public Service Authority,
  Water and Sewer Revenue Bonds, FGIC Insured,
  Series 1990, 7.20% 2019 (2000)                            1,250     1,293,337
Industrial Development Authority of the City of
  Norfolk, Hospital Revenue Bonds (Sentara Hospitals-
  Norfolk Project), Series 1991, 7.00% 2020 (2000)            250       260,360
Industrial Development Authority of the
  City of Roanoke, Hospital Revenue Bonds
  (Roanoke Memorial Hospital Projects),
  Series 1990, MBIA Insured, 7.25% 2017 (2000)                750       775,005
University of Virginia, Hospital Revenue Bonds,
  Series 1984 A, HIBI Insured, 9.875% 2001 (2000)              10        10,602
Virginia Resources Authority, Water and Sewer Systems
   Revenue Bonds, Series 1990, 7.25% 2011 (2000)              250       260,100
                                                                      3,117,264
                                                                      9,867,264

TOTAL TAX-EXEMPT SECURITIES
  (cost: $115,094,000)                                              112,854,931
Excess of cash and receivables over payables                            573,192
NET ASSETS                                                         $113,428,123


[FN]
<F1>Parenthetical year represents date of pre-refunding.
<F2>Coupon rate changes periodically.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
(graphic: Map of Virginia)

Financial Statements

Statement of Assets and Liabilities
January 31, 2000
Unaudited                                                (dollars in thousands)

Assets:
  Tax-exempt securities:
    Maturing in more than one year
      (cost: $105,363)                                                 $102,988
    Maturing in one year or less
      (cost: $9,731)                                                      9,867
  Cash                                                                       47
  Receivables for _
    Sales of Fund's shares                                   $   186
    Interest                                                   1,694      1,880
                                                                        114,782

Liabilities:
  Payables for _
    Purchases of investments                                     988
    Repurchases of Fund's shares                                 118
    Dividends                                                    152
    Adviser and management services                               41
    Other expenses                                                55      1,354

Net Assets at January 31, 2000 _
  Equivalent to $15.13 per share on 7,497,333
  shares of beneficial interest issued and
  outstanding (unlimited shares authorized)                            $113,428

See Notes to Financial Statements

The Tax-ExemptFund of Virginia
(graphic: Map of Virginia)

Statement of Operations
For the six months ended January 31, 2000
Unaudited                                                (dollars in thousands)

Investment Income:
  Income:
    Interest on tax-exempt securities                                   $ 3,280
  Expenses:
    Investment adviser fee                                   $   139
    Business management fee                                      112
    Distribution expenses                                        149
    Transfer agent fee                                            27
    Reports to shareholders                                       14
    Registration statement and prospectus                          5
    Postage, stationery and supplies                               4
    Trustees' fees                                                 3
    Auditing and legal fees                                        8
    Custodian fee                                                  3
    Other expenses                                                 1        465
  Net investment income                                                   2,815
Realized Loss and Unrealized Appreciation
(Depreciation) on Investments:
  Net realized loss                                                       (252)
  Net unrealized appreciation (depreciation)
    on investments:
    Beginning of period                                        2,811
    End of period                                            (2,239)
      Change in unrealized appreciation
                              (depreciation) on investments            (5,050)
  Net realized loss and change in unrealized
    appreciation (depreciation) on investments                          (5,302)

Net Decrease in Net Assets Resulting
from Operations                                                        $(2,487)

See Notes to Financial Statements

The Tax-ExemptFund of Virginia
(graphic: Map of Virginia)

Statement of Changes in Net Assets

                                              Six months ended      Year ended
(dollars in thousands)                      January 31, 2000<F1>   July 31, 1999

Operations:
  Net investment income                         $    2,815           $    5,450
  Net realized gain (loss) on investments            (252)                   64
  Change in unrealized appreciation
    (depreciation) on investments                  (5,050)              (3,044)
    Net increase (decrease) in net assets
      resulting from operations                    (2,487)                2,470
Dividends and Distributions
Paid to Shareholders:
  Dividend paid from net investment
    income                                         (2,815)              (5,453)
  Distribution paid from net realized
    gain on investments                                 _              (1,311)
    Total dividends and distributions              (2,815)              (6,764)

Capital Share Transactions:
  Proceeds from shares sold: 1,060,912
    and 1,549,930 shares, respectively              16,369               25,326
  Proceeds from shares issued in
    reinvestment of net investment
    income dividends and distributions
    of net realized gain on investments:
    105,089 and 258,204 shares, respectively         1,619                4,219
  Cost of shares repurchased: 1,543,568
    and 938,045 shares, respectively              (23,836)             (15,287)
    Net increase (decrease) in net assets
      resulting from capital share
      transactions                                 (5,848)               14,258
Total Increase (Decrease) in Net Assets           (11,150)                9,964

Net Assets:
  Beginning of period                              124,578              114,614
  End of period                                   $113,428             $124,578

[FN]
<F1>Unaudited

See Notes to Financial Statements

The Tax-ExemptFund of Virginia
(graphic: Map of Virginia)

Per-Share Data and Ratios

                                  Six months
                                    ended           Year ended July 31
                                1/31/2000<F1>1999   1998   1997    1996  1995
Net Asset Value,
 Beginning of Period                $15.82   $16.36 $16.37 $15.77 $15.79 $15.49
Income from Investment
Operations:
 Net investment income                 .37      .73    .78    .80    .81    .83
 Net gains (losses) on
  securities (both realized
  and unrealized)                    (.69)    (.36)    .03    .60    .03    .30
  Total from investment
   operations                        (.32)      .37    .81   1.40    .84   1.13
Less Distributions:
 Dividends (from net
  investment income)                 (.37)    (.73)  (.78)  (.80)  (.81)  (.83)
 Distributions (from
  capital gains)                        _    (.18)  (.04)     _  (.05)     _
  Total distributions                (.37)    (.91)  (.82)  (.80)  (.86)  (.83)
Net Asset Value,
 End of Period                      $15.13   $15.82 $16.36 $16.37 $15.77 $15.79

Total Return<F2>               (2.07)%<F3>    2.21%  5.08%  9.10%  5.46%  7.56%

Ratios/Supplemental Data:
 Net assets, end of
  period (in millions)                $113     $125   $115   $101    $90    $92
 Ratio of expenses to
  average net assets              .39%<F3>     .77%   .78%   .81%   .79%   .79%
 Ratio of net income to
  average net assets             2.37%<F3>    4.46%  4.73%  4.99%  5.11%  5.37%
 Portfolio turnover rate         7.84%<F3>   12.72% 24.66% 18.41% 27.34% 32.18%


[FN]

<F1>Unaudited

<F2>Excludes sales charge.

<F3>Based on operations for the period shown and, accordingly, not
representative of   a full year.


See Notes to Financial Statements

Notes to Financial Statements

Unaudited

1.   Organization and Significant Accounting Policies

     Organization _ The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

     Significant Accounting Policies _ The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

     Security Valuation _ Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as det ermined in good faith under policies approved by the Board of Trustees.

      Security Transactions and Related Investment Income _ Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Premiums and original issue discounts on securities purchased are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

     Dividends and Distributions to Shareholders _ Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.   Federal Income Taxation

     The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.

     As of January 31, 2000, net unrealized depreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $1,775,000, of which $1,958,000 related to appreciated securities and $3,733,000 related to depreciated securities. For the Virginia Fund, net unrealized depreciation aggregated $2,239,000, of which $1,659,000 related to appreciated securities and $3,898,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended January 31, 2000.

3.   Fees and Transactions with Related Parties

     Business Management and Investment Advisory Fees _ Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC). Fees of $100,000 and $112,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid to WMC as business manager of the Funds pursuant to the business management contract under which WMC provides business management services.
The contract provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, (JLC), earned $14,000 and $12,000 on its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.

     Fees of $125,000 and $139,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, pursuant to an investment advisory agreement with Capital Research and Management Company
(CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

     Distribution Expenses _ American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $20,000 and $23,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

     Pursuant to a Plan of Distribution, each Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended January 31, 2000, distribution expenses under each Plan were $130,000 and $149,000, including accrued and unpaid expenses of $38,000 and $44,000, for the Maryland and Virginia Funds, respectively. The aggregate amounts of distribution expenses subject to recovery by AFD which the Funds have not reimbursed were $31,000 and $79,000, respectively.

     Transfer Agent Fees _ American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $26,000 and $27,000, respectively.

     Deferred Trustees' Fees _ Independent Trustees may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of January 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $17,000 each for the Maryland and Virginia Funds.

     WMC and JLC are both wholly owned subsidiaries of the Johnson-Lemon Group, Incorporated (JLG). CRMC is wholly owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. All the officers of the Fund and three of its trustees are affiliated with JLG.

4.   Investment Transactions and Other Disclosures

     As of January 31, 2000:
                                              The Tax-Exempt  The Tax-Exempt
                                             Fund of MarylandFund of Virginia
     Accumulated undistributed
       net realized loss on
       investments                         $      (200,000)$      (263,000)
     Paid-in capital                             98,719,000     115,930,000
     Purchases and sales of
       investment securities,
       excluding short-term
       securities, during the
       six months ended
       January 31, 2000
         Purchases                                6,623,000       8,928,000
         Sales                                   14,086,000      19,117,000

Pursuant to their custodian agreements, the Funds receive credits against their custodial fees for imputed interest on certain balances with the custodian bank. The custodian fees of $3,000 for both the Maryland and Virginia Funds were paid by these credits rather than in cash.

The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust

Stephen Hartwell
Chairman Emeritus of the Trust

Harry J. Lister
President of the Trust

Cyrus A. Ansary
Jean Head Sisco
T. Eugene Smith
Stephen G. Yeonas

Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust

Lois A. Erhard
Vice President of the Trust

Michael W. Stockton
Assistant Vice President, Assistant Secretary and Assistant Treasurer of the
Trust

J. Lanier Frank
Assistant Vice President of the Trust

Office of the Funds and of the Business Manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5804

Transfer Agent

American Funds Service Company
P.O. Box 2280Norfolk, VA 23501-2280

Custodian of Assets

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel

Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

For information about your account or any of the Funds' services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

TEFMD/TEFVA-013-0300

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The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

There are two ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Class B shares have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.